Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Jul. 17, 2015
Registrant Name	dei_EntityRegistrantName	INVESTORS CASH TRUST
CIK	dei_EntityCentralIndexKey	0000863209
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 17, 2015
Effective Date	dei_DocumentEffectiveDate	Jul. 17, 2015
Prospectus Date	rr_ProspectusDate	Aug. 01, 2014